SCHEDULE OF RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 387	$ 1,378
Frozen Amount [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	104	1,378
Security Amount [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 283